Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 12, 2014
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INTERNATIONAL FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000088053
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 12, 2014
Document Effective Date	dei_DocumentEffectiveDate	Sep. 15, 2014
Prospectus Date	rr_ProspectusDate	Sep. 15, 2014